UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess
                                         Advisors Series Trust
                                         c/o U.S. Bancorp Fund Services,
                                         LLC, 777 East Wisconsin
                                         Avenue, 5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6609

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


Alpha Defensive Alternatives Fund
--------------------------------------------------------------------------------------------------------------------------

The Alpha Defensive Alternatives Fund was reorganized into the Value Line
Defensive Strategies Fund within Value Line Funds Investment Trust as of the close of business on 6/10/16.  The Alpha Defensive Alternatives Fund's proxy voting record for the period 7/1/2015 through 6/10/16 is reported with the Value Line
Defensive Strategies Fund's proxy voting record filed with the Securities and
Exchange Commission on Form N-PX on 8/26/16, CIK #0001607673, File #811-22965.



Alpha Opportunistic Alternatives Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President
Date                 08/29/2016